Stockholders’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Stockholders’ Equity

10. Stockholders’ Equity

Common Stock Equity Offerings

April 2024 Securities Purchase Agreement

On April 30, 2024, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an institutional investor (the “Purchaser”) for the issuance and sale in a private placement (the “Private Placement”) of (i) 604 shares of the Company’s common stock, (ii) pre-funded warrants to purchase up to 20,100 shares of common stock (the “Pre-Funded Warrants”), (iii) series A warrants to purchase up to 20,704 shares of common stock (the “Series A Warrants”), and (iv) series B warrants to purchase up to 20,704 shares of common stock (the “Series B Warrants” and together with the Series A Warrants, the “Common Warrants”). The purchase price of each share of common stock and associated Common Warrants was $386.40 and the purchase price of each Pre-Funded Warrant and associated Common Warrants was $386.376.

The Common Warrants are exercisable immediately upon issuance at an exercise price of $326.40 per share. The Series A Warrants will expire five and one-half years from the date of issuance and the Series B Warrants will expire eighteen months from the date of issuance. The Pre-Funded Warrants are exercisable immediately upon issuance at an exercise price of $0.024 per share and may be exercised at any time until the Pre-Funded Warrants are exercised in full. A holder of Pre-Funded Warrants or Common Warrants (together with its affiliates) may not exercise any portion of such warrants to the extent that the holder would own more than 4.99% (or, at the election of the holder 9.99%) of the Company’s outstanding common stock immediately after exercise.

In connection with the Private Placement, the Company entered into a registration rights agreement (the “Registration Rights Agreement”), dated as of April 30, 2024, with the Purchaser, pursuant to which the Company agreed to prepare and file a registration statement with the Securities and Exchange Commission (the “SEC”) registering the resale of the securities issued in the Private Placement.

The Private Placement closed on May 2, 2024. The gross proceeds to the Company from the Private Placement were approximately $8.0 million, before deducting placement agent fees and estimated offering expenses payable by the Company.

H.C. Wainwright & Co., LLC (“Wainwright”) acted as the Company’s exclusive placement agent in connection with the Private Placement, pursuant to that certain engagement letter, dated as of April 29, 2024, between the Company and Wainwright (as amended, the “Engagement Letter”). Pursuant to the Engagement Letter, the Company paid Wainwright (i) a cash fee equal to 7.0% of the aggregate gross proceeds of the Private Placement and (ii) a management fee of 1.0% of the aggregate gross proceeds of the Private Placement. In addition, the Company agreed to pay Wainwright certain expenses and issued to Wainwright or its designees warrants (the “Placement Agent Warrants”) to purchase up to an aggregate of 1,242 shares of Common Stock at an exercise price equal to $124.512 per share. The Placement Agent Warrants are exercisable immediately upon issuance and have a term of exercise equal to five and a half years from the date of issuance.

In connection with this transaction, the Company was required to compensate Roth Capital Partners, LLC, pursuant to a tail provision contained in an engagement letter entered into on March 14, 2024, in an amount equal to 7.0% of the aggregate proceeds of the Private Placement plus the reimbursement of certain expenses. The Company was also required to compensate Ladenburg Thalmann & Co. Inc, pursuant to a tail provision contained in an engagement letter entered into on October 30, 2023, in an amount equal to 8.0% of the aggregate proceeds of the Private Placement.

Each of the instruments issued in the Private Placement have been classified and recorded as part of shareholders’ equity (deficit). The amounts allocated to each issued security were based on their relative fair values, resulting in initial carrying values of the respective instruments as follows:

Allocated Amount
Common shares	$72,108
Prefunded warrants	2,398,831
Common warrants	3,819,274
Net proceeds	$6,290,213

The aggregate fair value of the Placement Agent Warrants was $609,179. These have been accounted for as a direct cost of the Private Placement, resulting in no net effect to overall shareholders’ equity (deficit).

In determining the fair values of the Pre-Funded Warrants, Common Warrants, and Placement Agent Warrants, the Company used a Black-Scholes Option Pricing model with the following assumptions:

	Pre-Funded Warrants	Common Warrants	Placement Agent Warrants
Expected volatility	100%	103% - 121%	103%
Contractual term	1 year	1½ - 5½ years	5½ years
Risk-free interest rate	5.51%	4.57% - 5.51%	4.57%
Expected dividend yield	0%	0%	0%

The fair value of the common shares was determined using the closing price of the Company’s common stock as of May 2, 2024, which is the date that the Private Placement closed.

December 2023 Registered Direct Offering Securities Purchase Agreement

On December 21, 2023, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain institutional investors (“Purchasers”). Pursuant to the Securities Purchase Agreement, the Company agreed to sell in a registered direct offering (“Registered Direct Offering”) 702 shares (“Shares”) of the Company’s common stock, $0.001 par value per share (“Common Stock”), and pre-funded warrants (“Pre-Funded Warrants”) to purchase up to 915 shares of Common Stock. The Pre-Funded Warrants have an exercise price of $0.24 per share and can be exercised at any time after their original issuance until such Pre-Funded Warrants are exercised in full. Each Share is being sold at an offering price of $795.60 and each Pre-Funded Warrant is being sold at an offering price of $795.36 (equal to the purchase price per Share minus the exercise price of the Pre-Funded Warrant). The Pre-Funded Warrants have been included in the calculation of basic and diluted loss per share for all periods outstanding.

Pursuant to the Securities Purchase Agreement, in a concurrent private placement (together with the Registered Direct Offering, the “Offerings”), the Company also agreed to issue to the Purchasers unregistered warrants (“Common Warrants”) to purchase up to 1,617 shares of Common Stock. Each Common Warrant has an exercise price of $765.60 per share, is exercisable immediately following their original issuance and will expire seven years from the original issuance date. The closing of the offering occurred on December 26, 2023, and the net proceeds to the Company were approximately $1.0 million, after deducting placement agent fees and other offering expenses payable by the Company.

On December 21, 2023, in a separate concurrent insider private placement (the “Insider Private Placement”), the Company also entered into a Securities Purchase Agreement with certain of its executive officers (the “Insider Securities Purchase Agreement”) pursuant to which the Company agreed to sell in a private placement (i) 25 shares of Common Stock and warrants to purchase 25 shares of Common Stock on the same terms as the Common Warrants issued to the Purchasers in the Offerings to Spiro Rombotis, the Company’s Chief Executive Officer, and (ii) 8 shares of Common Stock and warrants to purchase 8 shares of Common Stock on the same terms as the Common Warrants issued to the Purchasers in the Offerings to Paul McBarron, the Company’s Executive Vice President-Finance, Chief Financial Officer and Chief Operating Officer. Each such share of Common Stock and accompanying warrant was sold at a purchase price of $795.60, which was the same purchase price for the Shares sold in the Registered Direct Offering.

Ladenburg Thalmann & Co. Inc. (the “Placement Agent”) acted as the exclusive placement agent for the Offerings, pursuant to a placement agency agreement (the “Placement Agency Agreement”), dated December 21, 2023, by and between the Company and the Placement Agent.

Pursuant to the Placement Agency Agreement, the Company paid the Placement Agent a cash placement fee equal to 8.0% of the aggregate gross proceeds raised in the Offerings from sales arranged for by the Placement Agent. Subject to certain conditions, the Company also agreed to reimburse all reasonable travel and other out-of-pocket expenses of the Placement Agent in connection with the Offerings, including but not limited to legal fees, up to a maximum of $85,000. In addition, the Placement Agent also received warrants that have substantially the same terms as the Warrants issued in the concurrent private placement to the Purchasers in the Offerings to purchase that number of shares of Common Stock equal to 6.0% of the aggregate number of shares of Common Stock and Prefunded Warrants sold in the Offerings, or an aggregate of 99 shares of Common Stock, at an exercise price of $994.50 per share (the “Placement Agent Warrants”). The Placement Agent Warrants will be exercisable immediately following the date of issuance and will expire five years from issuance. The Placement Agency Agreement contains customary representations, warranties and agreements by the Company and customary conditions to closing. The Company has agreed to indemnify the Placement Agent against certain liabilities, including liabilities under the Securities Act, and liabilities arising from breaches of representations and warranties contained in the Placement Agency Agreement, or to contribute to payments that the Placement Agent may be required to make in respect of those liabilities.

Each of the instruments issued in the Offerings and the Insider Private Placement have been classified and recorded as part of shareholders’ equity (deficit). The amounts allocated to each issued security were based on their relative fair values, resulting in initial carrying values of the respective instruments as follows:

Allocated Amount
Common Shares	$258,000
Pre-Funded Warrants	$321,000
Regular Warrants	$470,000
Net Proceeds	$1,049,000

The aggregate fair value of the Placement Agent Warrants was $47,000. These have been accounted for as a direct cost of the Offerings and Inside Private Placement, resulting in no net effect to overall shareholders’ equity (deficit).

In determining the fair values of the Pre-Funded Warrants, Regular Warrants, and Placement Agent Warrants, the Company used a Black-Scholes Option Pricing model with the following assumptions:

	Pre-Funded Warrants	Regular Warrants	Placement Agent Warrants
Expected volatility	134%	96%	99%
Contractual/ expected term	1 month	7 years	5 years
Risk-free interest rate	5.53%	3.91%	3.89%
Expected dividend yield	0%	0%	0%

The fair value of the common shares was determined using the closing price of the Company’s common stock as of December 26, 2023, which is the date that the Offerings and the Insider Private Placement closed.

Warrants

November 2024 Warrants (As Amended)

As of March 31, 2025, warrants to purchase a total of 77,526 shares of common stock issued pursuant to a securities purchase agreement in a November 2024 financing transaction (the “November 2024 Warrant Exercise and Reload Agreement”) and as amended in a January 2, 2025 Warrant Exchange Agreement, remained outstanding. A total of 82,816 warrants were issued in pursuant to the November 2024 Warrant Exercise and Reload Agreement. This consisted of i) series C warrants to purchase up to 41,408 shares of common stock, exercisable immediately from the date of issuance for a period of five and a half years after the date of issuance, at an exercise price of $99.60 per warrant share, ii) series D warrants to purchase up to 41,408 shares of common stock, exercisable immediately from the date of issuance for a period of eighteen months after the date of issuance, at an exercise price of $99.60 per warrant share.

A total of 5,289 of these warrants were exercised during the three months ended March 31, 2025.

April 2024 Warrants

As of March 31, 2025, warrants to purchase a total of 31,934 shares of common stock issued pursuant to a securities purchase agreement in an April 2024 financing transaction (the “April 2024 Securities Purchase Agreement”) remained outstanding. A total of 62,750 warrants were issued in pursuant to the April 2024 Securities Purchase Agreement. This consisted of i) pre-funded warrants to purchase 20,100 of common stock, exercisable immediately from the date of issuance, and with no expiry date, at an exercise price of $0.24 per warrant share, ii) series A warrants to purchase up to 20,704 shares of common stock, exercisable immediately from the date of issuance for a period of five and a half years after the date of issuance, at an exercise price of $326.40 per warrant share, iii) series B warrants to purchase up to 20,704 shares of common stock, exercisable immediately from the date of issuance for a period of eighteen months after the date of issuance, at an exercise price of $326.40 per warrant share. A further 1,242 warrants issued in a concurrent placement agency agreement, are exercisable immediately from the date of issuance for a period of five and a half years after the date of issuance, at an exercise price of $124.512 per warrant share.

A total of 9,988 Series B warrants were exercised during the three months ended March 31, 2025.

December 2023 Warrants

As of March 31, 2025, warrants to purchase a total of 1,750 shares of common stock issued pursuant to a securities purchase agreement in a December 2023 financing transaction remained outstanding. A total of 1,651 warrants, including 33 warrants issued in a concurrent private placement, are exercisable immediately from the date of issuance for a period of seven years after the date of issuance, at an exercise price of $765.60 per warrant share. A further 99 warrants issued in a concurrent placement agency agreement, are exercisable immediately from the date of issuance for a period of five years after the date of issuance, at an exercise price of $994.50 per warrant share.

There were no exercises of these warrants during the three months ended March 31, 2025 or March 31, 2024.

December 2020 Warrants

As of March 31, 2025, warrants to purchase 186 shares of common stock issued pursuant to a securities purchase agreement in a December 2020 financing transaction remained outstanding (the “December 2020 Securities Purchase Agreement”). Each warrant shall be exercisable beginning on the 12-month anniversary of the date of issuance for a period of five years after the date of issuance, at an exercise price of $14,868 per warrant share. The exercise price of the warrants will be subject to adjustment in the event of any stock dividends and splits, reverse stock split, recapitalization, reorganization or similar transaction, as described in the warrants. The warrants may be exercised on a “cashless” basis.

There were no exercises of these warrants during the three months ended March 31, 2025 or March 31, 2024.

April 2020 Warrants

As of March 31, 2025, 497 warrants issued pursuant to a securities purchase agreement in connection with an April 2020 equity financing remained outstanding, each with an exercise price of $18,000.00. The common warrants are immediately exercisable and will expire on the fifth anniversary of the original issuance date. The exercise price and number of shares of common stock issuable upon exercise is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting the Company’s common stock. The common warrants were issued separately from the common stock and were eligible for transfer immediately after issuance. A common warrant to purchase one share of common stock was issued for every share of common stock purchased in this offering.

The common warrants are exercisable, at the option of each holder, in whole or in part, by delivering to the Company a duly executed exercise notice accompanied by payment in full for the number of shares of the Company’s common stock purchased upon such exercise (except in the case of a cashless exercise). A holder (together with its affiliates) may not exercise any portion of the common warrant to the extent that the holder would own more than 4.99% of the outstanding common stock immediately after exercise, except that upon at least 61 days prior notice from the holder to the Company, the holder may increase the amount of ownership of outstanding stock after exercising the holder’s common warrants up to 9.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the common warrants. No fractional shares of common stock will be issued in connection with the exercise of a common warrant. In lieu of fractional shares, the Company will round down to the next whole share.

There were no exercises of these warrants during the three months ended March 31, 2025 or March 31, 2024.

Preferred Stock

Series E Preferred Stock

A total of 1,000,000 shares of the Company’s Series E Preferred Stock were issued pursuant to a March 2025 Securities Purchase Agreement with certain accredited investors. The Company received proceeds of $1.0 million, net of issuance costs.

Each share of Series E Preferred Stock is convertible into 0.45833 shares of the Company’s common stock, par value $0.001 per share (“Common Stock”). In no event will the Series E Preferred Stock be convertible into Common Stock in a manner that would result in each Investor or their transferees or their affiliates holding more than the lower of (i) the maximum percentage of the number of shares of Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock issuable upon conversion of the Series E Preferred Stock that can be issued to the holder without requiring a vote of the stockholders of the Company under the rules and regulations of The Nasdaq Capital Market (“Nasdaq”); and (ii) 4.99% of the number of shares of Common Stock outstanding immediately before the original issue date (the “Series E Ownership Limitation”), prior to the date that the Company’s stockholders approve the issuance of shares of Common Stock to the Investors upon conversion of the Series E Preferred Stock.

Pursuant to the Purchase Agreement, the Company filed a certificate of designations (the “Series E Certificate of Designations”) with the Secretary of State of Delaware designating the rights, preferences and limitations of the shares of the Series E Preferred Stock on March 21, 2025. The Series E Certificate of Designations provides, in particular, that the Series E Preferred Stock will vote together with the Common Stock on an as-converted basis, subject to the Series E Ownership Limitation, subject further to adjustments for any stock splits, stock dividends, stock combinations, recapitalizations or other similar transactions.

The holders of Series E Preferred Stock will be entitled to participate in any dividends made on shares of Common Stock (on an as-converted basis) if and when such dividends are declared. Upon any liquidation or sale of the Company or all or substantially all of its assets, the holders of the Series E Preferred Stock will be entitled to receive pari passu with the other holders of preferred stock, prior to and in preference to any distribution to holders of Common Stock, an amount equal to $1.00 per share, the stated value of the Series E Preferred Stock, then held by them plus any accrued but unpaid dividends. Thereafter, the remaining assets of the Company will be distributed to the holders of Common Stock until such holders receive a return of their capital originally contributed, and thereafter, any remaining assets will be distributed to all holders of Common Stock and preferred stock pro rata based on the number of shares held on an as-converted basis.

As of March 31, 2025, 1,000,000 shares of the Series E Preferred Stock remain issued and outstanding. The 1,000,000 shares of Series E Preferred Stock issued and outstanding at March 31, 2025, are convertible into 458,333 shares of common stock.

Series C and Series D Preferred Stock

A total of 1,000,000 shares of the Company’s Series C Preferred Stock and 2,100,000 shares of the Company’s Series D Preferred Stock were issued pursuant to a January 2025 Securities Purchase Agreement with David E. Lazar, pursuant to which he agreed to purchase from the Company 1,000,000 shares of Series C Convertible Preferred Stock (the “Series C Preferred Stock”) and 2,100,000 shares of Series D Convertible Preferred Stock (the “Series D Preferred Stock” and, together with the Series C Preferred Stock, the “Preferred Stock”) of the Company at a purchase price of $1.00 per share for aggregate gross proceeds of $3.1 million, subject to the terms and conditions of the Purchase Agreement. The proceeds of the transaction were used to repay and settle outstanding liabilities of the Company and for other general corporate and operating purposes.

Each share of Series C Preferred Stock is convertible into 0.011 shares of the Company’s common stock, par value $0.001 per share (“Common Stock”), and each share of Series D Preferred Stock is convertible into 0.45833 shares of Common Stock. In no event will the Series C Preferred Stock be convertible into Common Stock in a manner that would result in Mr. Lazar or his transferees or their affiliates holding more than the lower of (i) the maximum percentage of the number of shares of Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock issuable upon conversion of the Preferred Stock that can be issued to the holder without requiring a vote of the stockholders of the Company under the rules and regulations of The Nasdaq Stock Market (“Nasdaq”); and (ii) 5% of the number of shares of Common Stock outstanding immediately before the original issue date (the “Series C Ownership Limitation”), prior to the date that the Company’s stockholders approve the issuance of shares of Common Stock to Mr. Lazar upon conversion of the Preferred Stock.

In addition, prior to a Fundamental Transaction (as defined below), in no event will the Series D Preferred Stock be convertible into Common Stock in a manner that would result in Mr. Lazar or his transferees or their affiliates holding more than the lower of (i) the maximum percentage of the number of shares of the Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock issuable upon conversion of the Preferred Stock that can be issued to the Holder without requiring a vote of the stockholders of the Company under the rules and regulations of Nasdaq; and, (ii) 49.99% of the number of shares of the Common Stock outstanding immediately before the original issue date (the “Series D Ownership Limitation”). The term “Fundamental Transaction,” means when (i) the Company effects any merger of the Company with or into another entity and the Company is not the surviving entity, (ii) any tender offer or exchange offer (whether by the Company or by another individual or entity, and approved by the Company) is completed pursuant to which holders of Common Stock are permitted to tender or exchange their shares of Common Stock for other securities, cash or property and the holders of at least 50% of the Common Stock accept such offer, or (iii) the Company effects any reclassification of the Common Stock or any compulsory share exchange pursuant to which the Common Stock is effectively converted into or exchanged for other securities, cash or property (other than as a result of a subdivision or combination of shares of Common Stock). The certificate of designations for each of the Series C Preferred Stock and Series D Preferred Stock further provide that even following a vote of the stockholders of the Company in accordance with the rules and regulations of the trading market on which the Common Stock trades on such date and applicable securities laws to approve the removal of the Series C Ownership Limitation, the Company shall not affect any conversion of the Preferred Stock, and a holder of the Preferred Stock shall not have the right to convert any portion of the Preferred Stock, to the extent that, after giving effect to the conversion, such holder (together with any other shares of Common Stock otherwise held by such holder(s) or their affiliates) would beneficially own the number of shares of Common Stock, which would be in excess of any statutory threshold pursuant to which the acquisition of such shares would trigger a compulsory offer requirement under applicable federal or state tender offer rules for the holder and its affiliates to make a tender offer for all the shares of the Company.

On February 24, 2025, all of the Series C preferred shares were converted in conjunction with the Purchase Agreement. As of March 31, 2025 there were no remaining shares of the Series C Preferred Stock.

On February 24, 2025, 1,745,262 of the Series D preferred shares were converted in conjunction with the Purchase Agreement. As of March 31, 2025, 354,738 shares of the Series D Preferred Stock remain issued and outstanding. The 354,738 shares of Series D Preferred Stock issued and outstanding at March 31, 2025, are convertible into 162,588 shares of common stock.

Series B Preferred Stock

A total of 237,745 shares of the Company’s Series B Preferred Stock were issued pursuant to a December 2020 Securities Purchase Agreement. Each share of Series B Preferred Stock was initially convertible into one third (1/3) share of common stock (the “Conversion Shares”), subject to adjustment in accordance with the Certificate of Designation.

During the year ended December 31, 2024, 119,000 shares of Series B Preferred Stock were converted, at the option of the holder, into 165 shares of common stock. As of March 31, 2025, there were no remaining shares of the Series B Preferred Stock.

Series A Preferred Stock

A total of 8,872 shares of the Company’s Series A Preferred Stock were issued in a July 2017 Underwritten Public Offering. Each share of Series A Preferred Stock is convertible at any time at the option of the holder thereof, into a number of shares of common stock determined by dividing $1,000 by the initial conversion price of $144,000.00 per share, subject to a 4.99% blocker provision, or, upon election by a holder prior to the issuance of shares of Series A Preferred Stock, 9.99%, and is subject to adjustment for stock splits, stock dividends, distributions, subdivisions and combinations.

As of March 31, 2025 and December 31, 2024, 264 shares of the Series A Preferred Stock remain issued and outstanding. The 264 shares of Series A Preferred Stock issued and outstanding at March 31, 2025, are convertible into 2 shares of common stock.

In the event of a liquidation, the holders of shares of the Series A Preferred Stock may participate on an as-converted-to-common-stock basis in any distribution of assets of the Company. The Company shall not pay any dividends on shares of common stock (other than dividends in the form of common stock) unless and until such time as dividends on each share of Series A Preferred Stock are paid on an as-converted basis. There is no restriction on the Company’s ability to repurchase shares of Series A Preferred Stock while there is an arrearage in the payment of dividends on such shares, and there are no sinking fund provisions applicable to Series A Preferred Stock.

Subject to certain conditions, at any time following the issuance of the Series A Preferred Stock, the Company has the right to cause each holder of the Series A Preferred Stock to convert all or part of such holder’s Series A Preferred Stock in the event that (i) the volume weighted average price of our common stock for 30 consecutive trading days, or Measurement Period exceeds 300% of the initial conversion price of the Series A Preferred Stock (subject to adjustment for forward and reverse stock splits, recapitalizations, stock dividends and similar transactions), (ii) the daily trading volume on each Trading Day during such Measurement Period exceeds $500,000 per trading day and (iii) the holder is not in possession of any information that constitutes or might constitute, material non-public information which was provided by the Company. The right to cause each holder of Series A Preferred Stock to convert all or part of such holder’s Series A Preferred Stock shall be exercised ratably among the holders of the then outstanding preferred stock.

The Series A Preferred Stock has no maturity date, will carry the same dividend rights as the common stock, and with certain exceptions contains no voting rights. In the event of any liquidation or dissolution of the Company, the Series A Preferred Stock ranks senior to the common stock in the distribution of assets, to the extent legally available for distribution.

6% Convertible Exchangeable Preferred Stock

As of March 31, 2025, there were 135,273 shares of the Company’s 6% Convertible Exchangeable Preferred Stock (the “6% Preferred Stock”) issued and outstanding at an issue price of $10.00 per share. Dividends on the 6% Preferred Stock are cumulative from the date of original issuance at the annual rate of 6% of the liquidation preference of the 6% Preferred Stock, payable quarterly on the first day of February, May, August and November, commencing February 1, 2005. Any dividends must be declared by the Company’s board of directors and must come from funds that are legally available for dividend payments. The 6% Preferred Stock has a liquidation preference of $10.00 per share, plus accrued and unpaid dividends. As of March 31, 2024, there were no accrued and unpaid dividends.

The Company may automatically convert the 6% Preferred Stock into common stock if the per share closing price of the Company’s common stock has exceeded $213,192,000, which is 150% of the conversion price of the 6% Preferred Stock, for at least 20 trading days during any 30 day trading period, ending within five trading days prior to notice of automatic conversion.

The 6% Preferred Stock has no maturity date and no voting rights prior to conversion into common stock, except under limited circumstances.

The Company may, at its option, redeem the 6% Preferred Stock in whole or in part, out of funds legally available at the redemption price of $10.00 per share.

The 6% Preferred Stock is exchangeable, in whole but not in part, at the option of the Company on any dividend payment date beginning on November 1, 2005 (the “Exchange Date”) for the Company’s 6% Convertible Subordinated Debentures (the “Debentures”) at the rate of $10.00 principal amount of Debentures for each share of 6% Preferred Stock. The Debentures, if issued, will mature 25 years after the Exchange Date and have substantially similar terms to those of the 6% Preferred Stock. No such exchanges have taken place to date.

11. Stockholders’ Equity

The Company has completed the following equity issuances during the periods presented in the consolidated financial statements.

November 2024 Warrant Exercise and Reload Agreement

On November 13, 2024, Cyclacel Pharmaceuticals, Inc. (the “Company”) entered into a letter agreement (the “Warrant Exercise and Reload Agreement”) with the holder (the “Holder”) of its issued and outstanding Series B Warrants (the “Prior Warrants”) to purchase an aggregate of 20,704 shares of common stock of the Company offering the Holder the opportunity to exercise all of its Prior Warrants for cash at a reduced exercise price equal to $99.60 per share provided the Prior Warrants were exercised in full for cash on or before 12:30 P.M. Eastern Time on the date of the Warrant Exercise and Reload Agreement. In consideration for the exercise of the Prior Warrants, the Holder received new unregistered Series C Warrants (the “Series C Warrants”) exercisable for up to an aggregate of 41,408 shares of common stock (the “Series C Warrant Shares”) and new unregistered Series D Warrants (the “Series D Warrants” and, together with the Series C Warrants, the “New Warrants”) exercisable for up to an aggregate of 41,408 shares of common stock (the “Series D Warrant Shares” and, together with the Series C Warrant Shares, the “New Warrant Shares”). The Series C Warrants are exercisable beginning on the date upon which the Company receives stockholder approval of the issuance of the New Warrant Shares and the Placement Agent Warrant Shares (as defined below) (the “Stockholder Approval Date”) for a period of five and one-half (5.5) years following the Stockholder Approval Date and the Series D Warrants are exercisable beginning on the Stockholder Approval Date for a period of eighteen (18) months following the Stockholder Approval Date. The New Warrants each have an exercise price of $99.60 per share. The shares of common stock issued upon exercise of the Prior Warrants are registered pursuant to an effective registration statement on Form S-1 (No. 333-279157).

April 2024 Securities Purchase Agreement

On April 30, 2024, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an institutional investor (the “Purchaser”) for the issuance and sale in a private placement (the “Private Placement”) of (i) 604 shares of the Company’s common stock, (ii) pre-funded warrants to purchase up to 20,100 shares of common stock (the “Pre-Funded Warrants”), (iii) series A warrants to purchase up to 20,704 shares of common stock (the “Series A Warrants”), and (iv) series B warrants to purchase up to 20,704 shares of common stock (the “Series B Warrants” and together with the Series A Warrants, the “Common Warrants”). The purchase price of each share of common stock and associated Common Warrants was $386.40 and the purchase price of each Pre-Funded Warrant and associated Common Warrants was $386.376.

The Common Warrants are exercisable immediately upon issuance at an exercise price of $326.40 per share. The Series A Warrants will expire five and one-half years from the date of issuance and the Series B Warrants will expire eighteen months from the date of issuance. The Pre-Funded Warrants are exercisable immediately upon issuance at an exercise price of $0.024 per share and may be exercised at any time until the Pre-Funded Warrants are exercised in full. A holder of Pre-Funded Warrants or Common Warrants (together with its affiliates) may not exercise any portion of such warrants to the extent that the holder would own more than 4.99% (or, at the election of the holder 9.99%) of the Company’s outstanding common stock immediately after exercise.

In connection with the Private Placement, the Company entered into a registration rights agreement (the “Registration Rights Agreement”), dated as of April 30, 2024, with the Purchaser, pursuant to which the Company agreed to prepare and file a registration statement with the Securities and Exchange Commission (the “SEC”) registering the resale of the securities issued in the Private Placement.

The Private Placement closed on May 2, 2024. The gross proceeds to the Company from the Private Placement were approximately $8.0 million, before deducting placement agent fees and estimated offering expenses payable by the Company.

H.C. Wainwright & Co., LLC (“Wainwright”) acted as the Company’s exclusive placement agent in connection with the Private Placement, pursuant to that certain engagement letter, dated as of April 29, 2024, between the Company and Wainwright (as amended, the “Engagement Letter”). Pursuant to the Engagement Letter, the Company paid Wainwright (i) a cash fee equal to 7.0% of the aggregate gross proceeds of the Private Placement and (ii) a management fee of 1.0% of the aggregate gross proceeds of the Private Placement. In addition, the Company agreed to pay Wainwright certain expenses and issued to Wainwright or its designees warrants (the “Placement Agent Warrants”) to purchase up to an aggregate of 1,242 shares of common stock at an exercise price equal to $124.512 per share. The Placement Agent Warrants are exercisable immediately upon issuance and have a term of exercise equal to five and a half years from the date of issuance.

In connection with this transaction, the Company was required to compensate Roth Capital Partners, LLC, pursuant to a tail provision contained in an engagement letter entered into on March 14, 2024, in an amount equal to 7.0% of the aggregate proceeds of the Private Placement plus the reimbursement of certain expenses. The Company was also required to compensate Ladenburg Thalmann & Co. Inc, pursuant to a tail provision contained in an engagement letter entered into on October 30, 2023, in an amount equal to 8.0% of the aggregate proceeds of the Private Placement.

Each of the instruments issued in the Private Placement have been classified and recorded as part of shareholders’ equity (deficit). The amounts allocated to each issued security were based on their relative fair values, resulting in initial carrying values of the respective instruments as follows:

Allocated Amount
Common shares	$72,108
Prefunded warrants	2,398,831
Common warrants	3,819,274
Net proceeds	$6,290,213

The aggregate fair value of the Placement Agent Warrants was $609,179. These have been accounted for as a direct cost of the Private Placement, resulting in no net effect to overall shareholders’ equity (deficit).

In determining the fair values of the Pre-Funded Warrants, Common Warrants, and Placement Agent

	Pre-Funded Warrants	Common Warrants	Placement Agent Warrants
Expected volatility	100%	103% - 121%	103%
Contractual term	1 year	1½ - 5½ years	5½ years
Risk-free interest rate	5.51%	4.57% - 5.51%	4.57%
Expected dividend yield	0%	0%	0%

The fair value of the common stock was determined using the closing price of the Company’s common stock as of May 2, 2024, which is the date that the Private Placement closed.

December 2023 Registered Direct Offering Securities Purchase Agreement

On December 21, 2023, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain institutional investors (“Purchasers”). Pursuant to the Securities Purchase Agreement, the Company agreed to sell in a registered direct offering (“Registered Direct Offering”) 702 shares (“Shares”) of the Company’s common stock and pre-funded warrants (“Pre-Funded Warrants”) to purchase up to 915 shares of common stock. The Pre-Funded Warrants have an exercise price of $0.24 per share and are immediately exercisable and can be exercised at any time after their original issuance until such Pre-Funded Warrants are exercised in full. Each Share is being sold at an offering price of $795.60 and each Pre-Funded Warrant is being sold at an offering price of $795.36 (equal to the purchase price per Share minus the exercise price of the Pre-Funded Warrant).

Pursuant to the Securities Purchase Agreement, in a concurrent private placement (together with the Registered Direct Offering, the “Offerings”), the Company also agreed to issue to the Purchasers unregistered warrants (“Common Warrants”) to purchase up to 1,617 shares of common stock. Each Common Warrant has an exercise price of $765.60 per share, is exercisable immediately following their original issuance and will expire seven years from the original issuance date. The closing of the offering occurred on December 26, 2023, and the net proceeds to the Company were approximately $1.0 million, after deducting placement agent fees and other offering expenses payable by the Company.

On December 21, 2023, in a separate concurrent insider private placement (the “Insider Private Placement”), the Company also entered into a Securities Purchase Agreement with certain of its executive officers (the “Insider Securities Purchase Agreement”) pursuant to which the Company agreed to sell in a private placement (i) 25 shares of common stock and warrants to purchase 25 shares of common stock on the same terms as the Common Warrants issued to the Purchasers in the Offerings to Spiro Rombotis, the Company’s Chief Executive Officer, and (ii) 8 shares of common stock and warrants to purchase 8 shares of common stock on the same terms as the Common Warrants issued to the Purchasers in the Offerings to Paul McBarron, the Company’s Executive Vice President-Finance, Chief Financial Officer and Chief Operating Officer. Each such share of common stock and accompanying warrant was sold at a purchase price of $795.60, which was the same purchase price for the Shares sold in the Registered Direct Offering.

Ladenburg Thalmann & Co. Inc. (the “Placement Agent”) acted as the exclusive placement agent for the Offerings, pursuant to a placement agency agreement (the “Placement Agency Agreement”), dated December 21, 2023, by and between the Company and the Placement Agent.

Pursuant to the Placement Agency Agreement, the Company paid the Placement Agent a cash placement fee equal to 8.0% of the aggregate gross proceeds raised in the Offerings from sales arranged for by the Placement Agent. Subject to certain conditions, the Company also agreed to reimburse all reasonable travel and other out-of-pocket expenses of the Placement Agent in connection with the Offerings, including but not limited to legal fees, up to a maximum of $85,000. In addition, the Placement Agent also received warrants that have substantially the same terms as the Warrants issued in the concurrent private placement to the Purchasers in the Offerings to purchase that number of shares of common stock equal to 6.0% of the aggregate number of shares of common stock and Prefunded Warrants sold in the Offerings, or an aggregate of 99 shares of common stock, at an exercise price of $994.50 per share (the “Placement Agent Warrants”). The Placement Agent Warrants will be exercisable immediately following the date of issuance and will expire five years from issuance. The Placement Agency Agreement contains customary representations, warranties and agreements by the Company and customary conditions to closing. The Company has agreed to indemnify the Placement Agent against certain liabilities, including liabilities under the Securities Act, and liabilities arising from breaches of representations and warranties contained in the Placement Agency Agreement, or to contribute to payments that the Placement Agent may be required to make in respect of those liabilities.

Each of the instruments issued in the Offerings and the Insider Private Placement have been classified and recorded as part of shareholders’ equity. The amounts allocated to each issued security were based on their relative fair values, resulting in initial carrying values of the respective instruments as follows:

Allocated Amount
Common Shares	$258,000
Pre-Funded Warrants	$321,000
Regular Warrants	$470,000
Net Proceeds	$1,049,000

The aggregate fair value of the Placement Agent Warrants was $47,000. These have been accounted for as a direct cost of the Offerings and Inside Private Placement, resulting in no net effect to overall shareholders’ equity.

In determining the fair values of the Pre-Funded Warrants, Regular Warrants, and Placement Agent Warrants, the Company used a Black-Scholes Option Pricing model with the following assumptions:

	Pre-Funded Warrants	Regular Warrants	Placement Agent Warrants
Expected volatility	134%	96%	99%
Contractual/expected term	1 month	7 years	5 years
Risk-free interest rate	5.53%	3.91%	3.89%
Expected dividend yield	0%	0%	0%

The fair value of the common shares was determined using the closing price of the Company’s common stock as of December 26, 2023, which is the date that the Offerings and the Insider Private Placement closed.

August 2021 Controlled Equity Offering Sales Agreement

On August 12, 2021, the Company entered into a Controlled Equity Offering Sales Agreement (the “Sales Agreement”) with Cantor Fitzgerald & Co. (“Cantor”), pursuant to which the Company could issue and sell, from time to time, shares of its common stock having an aggregate offering price of up to $50.0 million through Cantor as the sales agent. Cantor could sell the Company’s common stock by any method permitted by law deemed to be an “at the market offering” as defined in Rule 415(a)(4) of the Securities Act.

On August 12, 2022, the Company became aware that the shelf registration statement on Form S-3 (file number 333-231923) (the “Registration Statement”) associated with this Sales Agreement had expired on June 21, 2022. Prior to becoming aware of the expiration, the Company sold an aggregate of 552 shares of its common stock at the market price, following the expiration of the Registration Statement and through August 12, 2022, for aggregate proceeds of approximately $2,721,187. There was no sale of shares post August 12, 2022. The sale of these shares were subject to potential rescission rights by certain shareholders. As a result of these potential rescission rights, the Company reclassified 866 shares (including 314 shares sold for which the Company did not receive any proceeds), with an aggregate purchase price of $4,494,496 of its common stock outside stockholders’ equity as of December 31, 2022. These shares have been treated as issued and outstanding for financial reporting purposes. The rescission rights for these shares lapsed and the shares were reclassified back to permanent equity as of December 31, 2023. As of December 31, 2024, there have been no claims or demands to exercise such rights.

On August 15, 2022, the Sales Agreement was mutually terminated. A total of 911 shares, for gross proceeds of approximately $7.6 million, had been sold pursuant to the Sales Agreement.

Warrants

November 2024 Warrants

As of December 31, 2024, warrants to purchase a total of 82,816 shares of common stock issued pursuant to a securities purchase agreement in a November 2024 financing transaction (the “November 2024 Warrant Exercise and Reload Agreement”) remained outstanding. A total of 82,816 warrants were issued in pursuant to the November 2024 Warrant Exercise and Reload Agreement. This consisted of i) series C warrants to purchase up to 41,408 shares of common stock, exercisable immediately from the date of issuance for a period of five and a half years after the date of issuance, at an exercise price of $99.60 per warrant share, ii) series D warrants to purchase up to 41,408 shares of common stock, exercisable immediately from the date of issuance for a period of eighteen months after the date of issuance, at an exercise price of $99.60 per warrant share.

There were no exercises of these warrants during the years ended December 31, 2024 or December 31, 2023.

April 2024 Warrants

As of December 31, 2024, warrants to purchase a total of 31,934 shares of common stock issued pursuant to a securities purchase agreement in an April 2024 financing transaction (the “April 2024 Securities Purchase Agreement”) remained outstanding. A total of 62,750 warrants were issued in pursuant to the April 2024 Securities Purchase Agreement. This consisted of i) pre-funded warrants to purchase 20,100 of common stock, exercisable immediately from the date of issuance, and with no expiry date, at an exercise price of $0.24 per warrant share, ii) series A warrants to purchase up to 20,704 shares of common stock, exercisable immediately from the date of issuance for a period of five and a half years after the date of issuance, at an exercise price of $326.40 per warrant share, iii) series B warrants to purchase up to 20,704 shares of common stock, exercisable immediately from the date of issuance for a period of eighteen months after the date of issuance, at an exercise price of $326.40 per warrant share. A further 1,242 warrants issued in a concurrent placement agency agreement, are exercisable immediately from the date of issuance for a period of five and a half years after the date of issuance, at an exercise price of $124.512 per warrant share.

A total of 20,100 pre-funded warrants and 10,716 Series B warrants were exercised during the year ended December 31, 2024.

December 2023 Warrants

As of December 31, 2024, warrants to purchase a total of 1,750 shares of common stock issued pursuant to a securities purchase agreement in a December 2023 financing transaction remained outstanding. A total of 1,651 warrants, including 33 warrants issued in a concurrent private placement, are exercisable immediately from the date of issuance for a period of seven years after the date of issuance, at an exercise price of $765.60 per warrant share. A further 99 warrants issued in a concurrent placement agency agreement, are exercisable immediately from the date of issuance for a period of five years after the date of issuance, at an exercise price of $994.50 per warrant share.

There were no exercises of these warrants during the years ended December 31, 2024 or December 31, 2023.

December 2020 Warrants

As of December 31, 2024, warrants to purchase 186 shares of common stock issued pursuant to a securities purchase agreement in a December 2020 financing transaction remained outstanding. Each warrant shall be exercisable beginning on the 12-month anniversary of the date of issuance for a period of five years after the date of issuance, at an exercise price of $14,868.00 per warrant share. The exercise price of the warrants will be subject to adjustment in the event of any stock dividends and splits, reverse stock split, recapitalization, reorganization or similar transaction, as described in the warrants. The warrants may be exercised on a “cashless” basis.

During the year ended December 31, 2024, 65 warrants lapsed upon conversion of the associated Series B Preferred Stock. There were no exercises of these warrants during the year ended December 31, 2023.

April 2020 Warrants

As of December 31, 2024, 497 warrants issued in connection with an April 2020 equity financing remained outstanding, each with an exercise price of $18,000.00. The common warrants are immediately exercisable and will expire on the fifth anniversary of the original issuance date. The exercise price and number of shares of common stock issuable upon exercise is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting the Company’s common stock. The common warrants were issued separately from the common stock and were eligible for transfer immediately after issuance. A common warrant to purchase one share of common stock was issued for every share of common stock purchased in this offering.

The common warrants are exercisable, at the option of each holder, in whole or in part, by delivering to the Company a duly executed exercise notice accompanied by payment in full for the number of shares of the Company’s common stock purchased upon such exercise (except in the case of a cashless exercise). A holder (together with its affiliates) may not exercise any portion of the common warrant to the extent that the holder would own more than 4.99% of the outstanding common stock immediately after exercise, except that upon at least 61 days prior notice from the holder to the Company, the holder may increase the amount of ownership of outstanding stock after exercising the holder’s common warrants up to 9.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the common warrants. No fractional shares of common stock will be issued in connection with the exercise of a common warrant. In lieu of fractional shares, the Company will round down to the next whole share.

A total of 111 warrants were exercised during the year ended December 31, 2024. No warrants were exercised during the year ended December 31, 2023.

Series B Preferred Stock

A total of 237,745 shares of the Company’s Series B Preferred Stock were issued in a December 2020 Securities Purchase Agreement. Each share of Series B Preferred Stock shall initially be convertible into one third (1/3) share of common stock (the “Conversion Shares”), subject to adjustment in accordance with the Certificate of Designation.

Holders of Series B Preferred Stock are entitled to receive dividends on shares of Series B Preferred Stock equal, on an as-if-converted-to-Common-Stock basis, and in the same form as dividends actually paid on shares of the common stock. Except as otherwise required by law, the Series B Preferred Stock does not have voting rights. However, as long as any shares of Series B Preferred Stock are outstanding, the Company will not, without the affirmative vote of the holders of a majority of the then outstanding shares of the Series B Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Series B Preferred Stock, (b) alter or amend the Certificate of Designation, (c) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of Series B Preferred Stock, (d) increase the number of authorized shares of Series B Preferred Stock, (e) pay certain dividends or (f) enter into any agreement with respect to any of the foregoing. The Series B Preferred Stock does not have a preference upon any liquidation, dissolution or winding-up of the Company. The Purchaser may convert shares of Series B Preferred Stock through a conversion into shares of common stock if and solely to the extent that such conversion would not result in the Purchaser beneficially owning in excess of 9.99% of then-outstanding common stock or aggregate voting power of the Company (such limitation, the “Ownership Limitation”) and any portion in excess of such limitation will remain outstanding as Series B Preferred Stock.

During the year ended December 31, 2024, 119,000 shares of Series B Preferred Stock was converted, at the option of the holder, into 165 shares of common stock. As of December 31, 2024, there were no remaining shares of the Series B Preferred Stock.

Series A Preferred Stock

A total of 8,872 shares of the Company’s Series A Preferred Stock were issued in a July 2017 Underwritten Public Offering. Each share of Series A Preferred Stock is convertible at any time at the option of the holder thereof, into a number of shares of common stock determined by dividing $1,000 by the initial conversion price of $144,000 per share, subject to a 4.99% blocker provision, or, upon election by a holder prior to the issuance of shares of Series A Preferred Stock, 9.99%, and is subject to adjustment for stock splits, stock dividends, distributions, subdivisions and combinations.

As of December 31, 2024 and 2023, 264 shares of the Series A Preferred Stock remain issued and outstanding. The 264 shares of Series A Preferred Stock issued and outstanding at December 31, 2024, are convertible into 2 shares of common stock.

In the event of a liquidation, the holders of shares of the Series A Preferred Stock may participate on an as-converted-to-common-stock basis in any distribution of assets of the Company. The Company shall not pay any dividends on shares of common stock (other than dividends in the form of common stock) unless and until such time as dividends on each share of Series A Preferred Stock are paid on an as-converted basis. There is no restriction on the Company’s ability to repurchase shares of Series A Preferred Stock while there is an arrearage in the payment of dividends on such shares, and there are no sinking fund provisions applicable to Series A Preferred Stock.

Subject to certain conditions, at any time following the issuance of the Series A Preferred Stock, the Company has the right to cause each holder of the Series A Preferred Stock to convert all or part of such holder’s Series A Preferred Stock in the event that (i) the volume weighted average price of our common stock for 30 consecutive trading days, or Measurement Period exceeds 300% of the initial conversion price of the Series A Preferred Stock (subject to adjustment for forward and reverse stock splits, recapitalizations, stock dividends and similar transactions), (ii) the daily trading volume on each Trading Day during such Measurement Period exceeds $500,000 per trading day and (iii) the holder is not in possession of any information that constitutes or might constitute, material non-public information which was provided by the Company. The right to cause each holder of Series A Preferred Stock to convert all or part of such holder’s Series A Preferred Stock shall be exercised ratably among the holders of the then outstanding preferred stock.

The Series A Preferred Stock has no maturity date, will carry the same dividend rights as the common stock, and with certain exceptions contains no voting rights. In the event of any liquidation or dissolution of the Company, the Series A Preferred Stock ranks senior to the common stock in the distribution of assets, to the extent legally available for distribution.

6% Convertible Exchangeable Preferred Stock

As of December 31, 2024, there were 135,273 shares of the Company’s 6% Convertible Exchangeable, or Preferred Stock issued and outstanding at an issue price of $10.00 per share. Dividends on the Preferred Stock are cumulative from the date of original issuance at the annual rate of 6% of the liquidation preference of the Preferred Stock, and if declared, payable quarterly on the first day of February, May, August and November, commencing February 1, 2005. Any dividends must be declared by the Company’s Board of Directors and must come from funds that are legally available for dividend payments. The Preferred Stock has a liquidation preference of $10.00 per share, plus accrued and unpaid dividends.

The Company’s Board of Directors considers numerous factors in determining whether to declare the quarterly dividend pursuant to the Certificate of Designations governing the terms of the Company’s Preferred Stock, including the requisite financial analysis and determination of a surplus. Accumulated but unpaid dividends in arrears on preferred stock were $0.3 million, or $2.55 per share, of preferred stock, as of December 31, 2024.

The Preferred Stock is convertible at the option of the holder at any time into the Company’s shares of common stock at a conversion rate of approximately 0.0000001 shares of common stock for each share of Preferred Stock based on a price of $142,128,000 per share. The Company has reserved 6 shares of common stock for issuance upon conversion of the remaining shares of Preferred Stock outstanding at December 31, 2024. The shares of previously converted Preferred Stock have been retired, cancelled and restored to the status of authorized but unissued shares of preferred stock, subject to reissuance by the Board of Directors as shares of Preferred Stock of one or more series.

The Company may automatically convert the Preferred Stock into common stock if the closing price of the Company’s common stock has exceeded $213,192,000, which is 150% of the conversion price of the Preferred Stock, for at least 20 trading days during any 30-day trading period, ending within five trading days prior to notice of automatic conversion.

The Certificate of Designations governing the Preferred Stock provides that if the Company fails to pay dividends on its Preferred Stock for six quarterly periods, holders of Preferred Stock are entitled to nominate and elect two directors to the Company’s Board of Directors. This right accrued to the holders of Preferred Stock as of August 2, 2010 and two directors were nominated and elected at the annual meeting held on May 24, 2011.

The Preferred Stock has no maturity date and no voting rights prior to conversion into common stock, except under limited circumstances.

The Company may, at its option, redeem the Preferred Stock in whole or in part, out of funds legally available at the redemption price of $10.00 per share.

The Preferred Stock is exchangeable, in whole but not in part, at the option of the Company on any dividend payment date beginning on November 1, 2005, or Exchange Date for the Company’s 6% Convertible Subordinated Debentures, or Debentures at the rate of $10.00 principal amount of Debentures for each share of Preferred Stock. The Debentures, if issued, will mature 25 years after the Exchange Date and have terms substantially similar to those of the Preferred Stock. No such exchanges have taken place as of December 31, 2024.

For the year ended December 31, 2023, the company declared dividends of $0.15 per share quarterly on its 6% Convertible Exchangeable Preferred Stock. These dividends were paid on February 1, 2024. No further dividends were declared or paid subsequent to this.